Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long term provisions
Beginning balance		€ 2,377
Reversals		(2,377)
Short term provisions
Beginning balance	€ 180	130
Additions		51
Reversals	(180)
Closing balance		180
Total Provisions
Other provisions at beginning of period	180	2,507
Additions		51
Unused provision reversed, other provisions	(180)	(2,377)
Other provisions at end of period		180
Provision for tax adjustment risk in respect of payroll taxes for the years ended December 31, 2016, 2017 and 2018
Short term provisions
Beginning balance	180	130
Additions		51
Reversals	€ (180)
Closing balance		180
Provision For French Research Tax Credit elated To Tax Audit For Years Ended 2013 2014 And 2015 [Member]
Long term provisions
Beginning balance		1,497
Reversals		(1,497)
Provision For French Research Tax Credit Related To Tax Audit For Years Ended 2017 [Member]
Long term provisions
Beginning balance		880
Reversals		€ (880)